Inventory (Narrative) (Details) - USD ($)	12 Months Ended
	Mar. 31, 2024	Mar. 31, 2023	Mar. 31, 2022
Classes of current inventories [abstract]
Inventory write-down	$ 1,078,854	$ 192,000	$ 153,798
Inventory included in cost of sales	$ 31,179,514	$ 31,438,059	$ 13,360,068